24. RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions Details 1
Salaries and short-term employee benefits	$ (1,348)	$ (1,163)
Share-based compensation	(834)	(262)
Key management personnel compensation	$ (2,182)	$ (1,425)